Schedule of Valuation and Qualifying Accounts (Detail) (Allowance For Mortgage Loan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Allowance For Mortgage Loan [Member]
Activity in the valuation allowance for mortgage loans
Valuation Allowances and Reserves, beginning Balance	$ 35		$ 44		$ 60
Charged to costs and expenses	(8)		(4)		1
Charged to other accounts	0		0		0
Deductions	1	[1]	5	[1]	17	[1]
Valuation Allowances and Reserves, Ending Balance	$ 26		$ 35		$ 44

[1]	Amounts generally represent payoffs, sales and recoveries.